Contingencies (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Jun. 20, 2024	Jan. 01, 2024
Contingencies
Global minimum tax rate (as a percent)	15.00%		15.00%		15.00%	15.00%	15.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2015
Contingencies
Percentage of reassessed amounts posted as security in cash			50.00%	50.00%
Reassessed amounts posted as security in cash			$ 44.7	$ 61.4
Contingent liability recorded	$ 48.1		$ 48.1		$ 66.0
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2019
Contingencies
Percentage of costplus markup applied by intercompany services			30.00%	30.00%
Additional taxable income from CRA settlement amount				$ 1.4
Amount of estimated financial effect of contingent liabilities cancelled	48.1	$ 66.0
Cash refund expected amount	44.7	61.4
Interest refund recognized amount	5.5	7.5
Amount of CRA cash refunds received after the reporting period	$ 30.0	$ 41.2
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2019 | Bottom
Contingencies
Percentage of intercompany services fees			7.00%	7.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2019 | Top
Contingencies
Percentage of intercompany services fees			20.00%	20.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2019
Contingencies
Provincial income taxes assessed			$ 204.7	$ 280.3